Note 14 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Operating Leases of Lessee [Table Text Block]
	December 31,	December 31,
	2025	2024
Operating Lease - Operating Cash Flows (Fixed Payments)	-	-
Operating Lease - Operating Cash Flows (Liability Reduction)	-	43

New ROU Assets - Operating Leases	-	-

Weighted Average Lease Term - Operating Leases (years)	-	34.05
Weighted Average Discount Rate - Operating Leases	—%	9.3%